Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses
Research and development expenses	$ 584,979	$ 611,612	$ 1,804,169	$ 2,477,481	$ 3,085,317	$ 964,164
General and administrative expenses	419,028	451,359	1,219,329	1,305,511	1,439,623	838,269
Total operating expenses	1,004,007	1,062,971	3,023,498	3,782,992
Operating Loss	(1,004,007)	(1,062,971)	(3,023,498)	(3,782,992)	(4,524,940)	(1,802,433)
Other Income (Expense)
Interest expense	(2,271)	(8,323)	(12,973)	(154,377)	(161,205)	(59,063)
Interest income	1,503	6,457	10,886	10,163	18,297	5,181
Total other income (expense)	(768)	(1,866)	(2,087)	(144,214)
Net Operating Loss Before Income Tax Benefit	(1,004,775)	(1,064,837)	(3,025,585)	(3,927,206)	(4,667,848)	(1,856,315)
Income tax benefit	141,251	212,015	442,152	771,332	902,801
Net Loss	$ (863,524)	$ (852,822)	$ (2,583,433)	$ (3,155,874)	$ (3,765,047)	$ (1,856,315)
Net Loss per Common Share - Basic and Diluted	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.09)	$ (0.10)	$ (0.06)
Weighted Average Common Shares Used to Compute Net Loss Applicable to Common Shares - Basic and Diluted	38,798,251	38,674,265	38,716,048	36,869,323	37,324,267	32,595,680